UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------

Check here if Amendment [ ]: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
                 ----------------------------------------------
   Address:      Four Embarcadero Center, Suite 550
                 ----------------------------------------------
                 San Francisco, CA 94111
                 ----------------------------------------------

                 ----------------------------------------------

Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pombra               San Francisco, CA      11/09/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                                      NA
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     24
                                        --------------------

Form 13F Information Table Value Total:     278,274
                                        --------------------
                                            (thousands)


List of Other Included Managers:   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- -------- ------ ------
BAIDU COM INC             SPON ADR REP A   56752108      800      12,500 SH          Sole                        12,500
CANON INC                 ADR              138006309  10,684     196,900 SH          Sole                       196,900
CHINA MOBILE HONG
  KONG LTD                NOTE 2.250%11/0  16941MAA7  49,507  49,631,000 PRN         Sole                    49,631,000
CHINA MOBILE HONG
  KONG LTD                SPONSORED ADR    16941M109  29,207   1,185,350 SH          Sole                     1,185,350
CHUNGHWA TELECOM CO LTD   SPONSORED ADR    17133Q205  27,856   1,504,900 SH          Sole                     1,504,900
HONDA MOTOR LTD           AMERN SHS        438128308   7,117     250,600 SH          Sole                       250,600
HSBC HLDGS PLC            SPON ADR NEW     404280406  38,592     475,097 SH          Sole                       475,097
HUANENG PWR INTL INC      SPON ADR N       443304100   2,341      78,800 SH          Sole                        78,800
KOOKMIN BK NEW            SPONSORED ADR    50049M109  12,052     203,409 SH          Sole                       203,409
KOREA ELECTRIC PWR        SPONSORED ADR    500631106   4,938     278,810 SH          Sole                       278,810
KT CORP                   SPONSORED ADR    48268K101  17,498     777,690 SH          Sole                       777,690
LG PHILIP LCD CO LTD      SPONS ADR REP    50186V102   3,760     182,900 SH          Sole                       182,900
NIPPON TELEG & TEL CORP   SPONSORED ADR    654624105   3,709     149,425 SH          Sole                       149,425
PETROCHINA CO LTD         SPONSORED ADR    71646E100  11,521     138,190 SH          Sole                       138,190
SEMICONDUCTOR MFG
  INTL CORP               SPONSORED ADR    81663N206   2,076     241,400 SH          Sole                       241,400
SHINHAN FINANCIAL
  GROUP CO L              SPN ADR RESTRD   824596100     415       5,990 SH          Sole                         5,990
SINA CORP                 ORD              G81477104  10,489     381,400 SH          Sole                       381,400
SK TELECOM LTD            SPONSORED ADR    78440P108  22,705   1,039,600 SH          Sole                     1,039,600
SONY CORP                 ADR NEW          835699307   2,416      72,800 SH          Sole                        72,800
TAIWAN FD INC             COM              874036106     176      13,000 SH          Sole                        13,000
TAIWAN SEMICONDUCTOR
  MFG LTD                 SPONSORED ADR    874039100     135      16,440 SH          Sole                        16,443
P T TELEKOMUNIKASI
  INDONESIA               SPONSORED ADR    715684106  16,845     809,480 SH          Sole                       809,480
THE9 LTD                  ADR              88337K104     461      24,400 SH          Sole                        24,400
TOYOTA MOTOR CORP         SP ADR REP2COM   892331307   2,974      32,200 SH          Sole                        32,200